Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
EQUITY
NOTE 17:-	EQUITY

a.	Composition of share capital:

	December 31, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares	25,714,285	3,091,740	12,857,143	1,036,774

Reverse Share Splits

On September 17, 2020, the Company convened a special general meeting of its shareholders, whereby the shareholders approved, inter alia, (i) an increase to the Company’s share capital from 500,000,000 ordinary shares to 750,000,000 ordinary shares; and (ii) a reverse split of the Company’s share capital up to a ratio of 20:1 (the “Reverse Split”).

On October 16, 2020, the Company convened a special general meeting of its shareholders, whereby the shareholders approved an increase to the Company’s share capital from 750,000,000 ordinary shares to 1,800,000,000 ordinary shares.

On October 1, 2020, the Company’s Board resolved that the final ratio for the Reverse Split will be 20:1, which went effective on October 16, 2020. Concurrently with the Reverse Split, a change to the ratio of its ADSs to its ordinary shares was effective pursuant to which each ADS representing 40 ordinary shares changed to each ADS representing 140 ordinary shares. This resulted in a reverse split on the Company’s American Depositary Receipt program.

On March 2, 2021, the Company convened a special general meeting of its shareholders, whereby the shareholders approved to eliminate the par value of the ordinary shares and an increase to the Company’s share capital from 1,800,000,000 ordinary shares to 3,600,000,000 ordinary shares.

 On July 19, 2021, the Company’s Board resolved that the final ratio for the Second Reverse Split will be 140:1, which went effective on August 9, 2021. Concurrently with the Second Reverse Split, a change to the ratio of its ADSs to its Ordinary Shares was effective pursuant to which each ADS representing 140 ordinary shares changed to each ADS representing 1 ordinary share.

Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.

b.	Changes in share capital:

Issued and outstanding share capital:

Number of ordinary shares
Balance at January 1, 2021	1,036,774

Issuance of shares to a consultant	6,000

Issuance of share capital – March 2021 Financing Round (Note 19g)	916,316

Exercise of November 2020 warrants (Note 17e)	1,004,494

Exercise of pre-funded warrants	118,156

Exercise of March 2021 Series A warrants (Note 17g)	10,000

Balance at December 31, 2021	3,091,740

c.	Rights attached to shares:

Voting rights at the shareholders meeting, right to dividends, rights upon liquidation of the Company and right to nominate the directors in the Company.

d.	Capital management in the Company:

The Company’s capital management objectives are to preserve the Company’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties. The Company is not under any minimal equity requirements nor is it required to attain a certain level of capital return.

e.	Financing Rounds:

1.	March 2019 Financing Round:

On March 28, 2019, the Company entered into a definitive securities purchase agreement (the “Purchase Agreement”) with institutional investors to purchase (i) 9,184 of the Company’s ordinary shares, at a purchase price of $245 per ordinary share, in a registered direct offering (the “Registered Direct Offering”); and (ii) warrants to purchase up to 6,888 ordinary shares, with an initial exercise price of $245 per ordinary share (the “Warrants”), in a concurrent private placement (the “March 2019 Financing Round” and, together with the Registered Direct Offering, the “Offerings”). The March 2019 Financing Round included an investment from Yorkville that was made by converting $250 of the principal outstanding amount under the Convertible Debentures (see Note 13b).

The total gross proceeds to the Company from the Offerings were $2,000, not including the conversion above mentioned by Yorkville and net of issue expenses in the total amount of $356, out of which $248 were attributed to the Registered Direct Offering and the additional $108 were attributed to the Warrants. The closing of the sale of the ordinary shares and Warrants occurred on April 1, 2019.

The ordinary shares issued under the Registered Direct Offering were issued pursuant to a prospectus supplement dated as of March 28, 2019, which was filed with the SEC in connection with a takedown from the Company’s shelf registration statement on Form F-3, which became effective on July 20, 2018.

The Warrants which were issued in the March 2019 Financing Round, along with the ordinary shares issuable upon their exercise, were offered pursuant to Section 4(a)(2) under the Securities Act of 1933, as amended, and Regulation D promulgated thereunder and may not be offered or sold in the United States absent registration with the SEC or an applicable exemption from such registration requirements.

The Warrants were immediately exercisable upon issuance for a period of three years, at an exercise price of $245 per ordinary share. In addition, the Warrants have a cashless exercise mechanism (the “Cashless Mechanism”), which provides that if at any time after the six months anniversary of their issuance there is no effective registration statement, or no current prospectus available for the resale of the ordinary shares underlying the Warrants by the holder, then these Warrants may also be exercised, in whole or in part, at such time by means of a “cashless exercise”.

On August 22, 2019, the Company registered the resale of 6,566 ordinary shares underlying the Warrants. As of the Approval Date, none of the Warrants were exercised.

Valuation process and techniques:

The Company’s management considers the appropriateness of the valuation methods and inputs and may request that alternative valuation methods are applied to support the valuation arising from the method chosen.

The allocation of the consideration received from the bundle of securities is based on the method of the remainder of consideration, when there is a hierarchy regarding the financial instruments measured at fair value and the financial instruments recognized as the remainder of consideration.

Valuation of Warrants:

Since the Warrants have a Cashless Mechanism, there is no certainty, at the time of signing the Purchase Agreement, regarding the number of ordinary shares that will be issued, meaning the Warrants are defined as a financial liability, and therefore, will be calculated and presented in fair value, upon the Issuance Date and at each reporting date that follows, unless the ordinary shares underlying the Warrants will be registered for resale and as a result the Cashless Mechanism will be cancelled and accordingly the Company will have to classify the Warrants as equity.

Valuation of shares:

The Company’s ordinary shares are an equity instrument which will set as the residual value of the proceeds, less the fair value of the Warrants.

General Overview of Valuation Approaches used in the Valuation:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Economic methodology:

The Warrants fair value was calculated using the Black-Scholes OPM with the following assumptions:

	December 31, 2021	August 22, 2019	March 28, 2019
Dividend yield (%)	0	0	0
Expected volatility (%)	112.96	84.97	70.12
Risk-free interest rate (%)	0.5	1.48	2.18
Expected life of Warrants (years)	0.24	2.58	3

Warrants fair value ($)	0.00	1.01	1.41

As above-mentioned, on August 22, 2019 (the “Registration Date”), the Company registered for resale 459,640 ordinary shares underlying the Warrants, and as a result of the registration, the Warrants were classified as liability at the fair value as of the Registration Date which was $464.

Reconciliation of the fair value measurements that are categorized within Level 3 of the fair value hierarchy in financial instruments:

Balance of liability due to Warrants at January 1, 2021	$3

Net change in fair value of the Warrant designated at fair value through profit or loss	(3)

Balance of liability due to Warrants at December 31, 2021	$-

2.	December 2019 Financing Round:

On December 3, 2019, the Company entered into definitive securities purchase agreements with institutional investors to purchase an aggregate 14,286 of the Company’s ordinary shares, at a purchase price of $87.50 per ordinary share in a registered direct offering (the “December Registered Direct Offering”). The proceeds to the Company from the December Registered Direct Offering were $1,029, net of issue expenses in the total amount of $221.

3.	April 2020 Financing Round

On April 1, 2020, the Company entered into a definitive securities purchase agreement (the “April 2020 Purchase Agreement”) with institutional investors to purchase of 4,166,168 units, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) one Series B warrant to purchase one ordinary share, at a purchase price of $0.2999 per unit. The Series B warrants have an exercise price of $0.43 per ordinary share, are exercisable upon issuance and expire five years from the date of issuance. The offering resulted in gross proceeds to the Company of approximately $1,250. The closing of the sale of the securities took place on April 3, 2020. After the closing of the April 2020 Purchase Agreement and until the Approval Date, all pre-funded warrants were exercised. In addition, 4,166,168 of the Series B warrants were exercised pursuant to a cashless exercise mechanism as described in the April 2020 Purchase Agreement for no further consideration to the Company. As of the Approval Date, all Series B warrants were exercised.

The Series B warrants are classified as a financial liability that will be measured at fair value, through profit or loss, as of the issuance date and on any following financial reporting date (accordingly, issue expenses related to the Series B warrants will be recorded through profit or loss). No consideration will be left to attribute to the pre-funded warrants, which is an equity instrument.

The valuation of the conversion component of the Series B warrants was set at fair value, as required in IFRS 9, and in accordance with IFRS 13, and was categorized as Level 3 by the Company.

4.	November 2020 Financing Round

On November 20, 2020, the Company completed an offering for gross proceeds of $4,200 by way of the issuance of an aggregate of 835,447 units, each consisting of (i) one ordinary share and (ii) two warrants to purchase one ordinary share each, at a purchase price of $5.02 per unit (“November 2020 Warrants”). The November 2020 Warrants have an exercise price of $5.02 per ordinary share, will be exercisable upon issuance and will expire five years from the date of issuance.

The November 2020 Warrants are classified as issued warrants in the Company’s equity.

During the year ended December 31, 2021, the Company issued 1,004,494 ordinary shares in respect of the exercise of 1,004,494 November 2020 Warrants.

f.	Additional issuance of ordinary shares:

Further to the matter discussed in Note 13b, since July 8, 2019, up until September 13, 2019, Yorkville converted the rest of the principal outstanding amount under the Convertible Debentures, by converting $100 on July 8, 2019; $450 on July 23, 2019; $375 on August 30, 2019; and $325 on September 13, 2019, in which following the conversions, the Company issued to Yorkville 8,151 ordinary shares. The total consideration, including the conversion of $250 as part of the 2019 March Financing Round, was $1,507.

On July 21, 2021, the Company issued a consultant 6,000 ordinary shares.

g.	March 2021 Financing Round

On March 4, 2021, the Company completed a private offering with several accredited and institutional investors for gross proceeds of $8,150, providing for the issuance of an aggregate of 1,152,628 units, as follows: (a) 916,316 units at a price of $7.07 per unit, consisting of (i) one ordinary share of the Company, and (ii) a Series A Warrant to purchase an equal number of units purchased (the “2021 Series A Warrants”) and a Series B Warrant (the “2021 Series B Warrants” and, collectively with the 2021 Series A Warrants, the March 2021 Warrants) to purchase half the number of units, and (b) 236,312 pre-funded units at a price of $7.069 per unit, consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) one 2021 Series A Warrant and one 2021 Series B Warrant.

The Series A Warrants have an exercise price of $7.07 per ordinary share and the Series B Warrants have an exercise price of $10.60 per ordinary share). Both were exercisable upon issuance and will expire five years from the date of issuance.

The March 2021 Warrants are classified as issued warrants in the Company’s equity.

During the year ended December 31, 2021, the Company issued 128,156 ordinary shares in respect of the exercise of 10,000 2021 Series A Warrants and the exercise of 118,156 of pre-funded warrants.